Quarterly Holdings Report
for

Fidelity Advisor® Global Real Estate Fund

October 31, 2019

AGRE-QTLY-1219
1.9879813.103

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 105.9%
	Shares	Value
Australia - 6.5%
Abacus Property Group unit	15,191	$40,839
Arena (REIT) unit	31,580	65,922
Carindale Property Trust	3,960	16,750
Ingenia Communities Group unit	40,739	123,451
National Storage (REIT) unit	40,476	51,938
Stockland Corp. Ltd. unit	26,328	88,883
The GPT Group unit	8,132	33,380

TOTAL AUSTRALIA		421,163

Austria - 0.7%
CA Immobilien Anlagen AG	1,140	43,992
Bailiwick of Guernsey - 1.0%
Sirius Real Estate Ltd.	63,862	60,802
Canada - 2.7%
Boardwalk (REIT)	1,242	41,189
Dream Industrial (REIT)	2,750	28,062
RioCan (REIT)	2,148	43,104
Smart (REIT)	2,572	62,176

TOTAL CANADA		174,531

Cayman Islands - 1.7%
Cheung Kong Property Holdings Ltd.	13,830	96,225
ESR Cayman Ltd. (a)	5,400	11,577

TOTAL CAYMAN ISLANDS		107,802

Finland - 0.6%
Kojamo OYJ	2,320	39,071
France - 1.9%
Gecina SA	708	121,445
Germany - 6.9%
DIC Asset AG	2,789	38,882
Instone Real Estate Group BV (a)(b)	4,215	98,721
LEG Immobilien AG	1,422	163,195
Vonovia SE	2,766	147,182

TOTAL GERMANY		447,980

Hong Kong - 1.5%
Sino Land Ltd.	65,644	98,129
Ireland - 2.5%
Hibernia (REIT) PLC	80,530	125,382
Irish Residential Properties REIT PLC	19,700	38,582

TOTAL IRELAND		163,964

Italy - 0.8%
COIMA RES SpA (a)	5,300	53,909
Japan - 11.5%
Advance Residence Investment Corp.	34	112,985
Kenedix Office Investment Corp.	11	86,131
Kenedix Residential Investment Corp.	29	59,512
Kenedix, Inc.	5,500	29,937
Mitsubishi Estate Co. Ltd.	7,198	139,752
Mitsui Fudosan Co. Ltd.	8,180	209,268
ORIX JREIT, Inc.	47	106,273

TOTAL JAPAN		743,858

Luxembourg - 0.6%
Aroundtown SA	4,670	39,407
Singapore - 5.6%
CapitaCommercial Trust (REIT)	48,100	72,438
Mapletree Commercial Trust	23,300	39,882
Mapletree Commercial Trust rights 11/7/19 (b)	1,654	109
Parkway Life REIT	56,000	134,570
UOL Group Ltd.	20,430	116,980

TOTAL SINGAPORE		363,979

Sweden - 0.7%
Catena AB	1,220	44,602
United Kingdom - 4.4%
Assura PLC	40,776	39,509
Capital & Counties Properties PLC	11,665	38,531
Derwent London PLC	2,634	121,124
Grainger Trust PLC	15,337	51,018
U & I Group PLC	20,383	36,542

TOTAL UNITED KINGDOM		286,724

United States of America - 56.3%
Acadia Realty Trust (SBI)	1,250	34,975
American Assets Trust, Inc.	690	33,782
American Homes 4 Rent Class A	3,314	87,722
Americold Realty Trust	625	25,056
Apartment Investment & Management Co. Class A	791	43,410
Ashford, Inc. (b)	1	24
AvalonBay Communities, Inc.	452	98,382
Boston Properties, Inc.	1,264	173,421
Braemar Hotels & Resorts, Inc.	1,250	11,538
Brandywine Realty Trust (SBI)	3,679	56,215
Camden Property Trust (SBI)	311	35,569
Clear Channel Outdoor Holdings, Inc. (b)	7,000	16,310
CubeSmart	1,961	62,164
DiamondRock Hospitality Co.	4,456	44,471
Digital Realty Trust, Inc.	1,281	162,738
Duke Realty Corp.	4,730	166,212
Equinix, Inc.	114	64,613
Equity Lifestyle Properties, Inc.	2,432	170,094
Equity Residential (SBI)	1,726	153,027
Essex Property Trust, Inc.	137	44,817
Extra Space Storage, Inc.	799	89,704
Gaming & Leisure Properties	1,841	74,303
Healthcare Trust of America, Inc.	2,877	89,187
Highwoods Properties, Inc. (SBI)	837	39,172
Host Hotels & Resorts, Inc.	4,207	68,953
Invitation Homes, Inc.	1,380	42,490
Kimco Realty Corp.	3,206	69,121
Lexington Corporate Properties Trust	3,200	34,816
Mack-Cali Realty Corp.	990	21,206
National Retail Properties, Inc.	1,330	78,350
Piedmont Office Realty Trust, Inc. Class A	1,760	39,494
Prologis, Inc.	3,677	322,692
Regency Centers Corp.	1,443	97,027
Simon Property Group, Inc.	450	67,806
SL Green Realty Corp.	837	69,973
Spirit Realty Capital, Inc.	1,412	70,374
Sun Communities, Inc.	649	105,560
UDR, Inc.	4,755	238,939
Ventas, Inc.	2,740	178,374
VEREIT, Inc.	7,325	72,078
VICI Properties, Inc.	3,103	73,076
Washington REIT (SBI)	1,215	37,689
Welltower, Inc.	1,924	174,488

TOTAL UNITED STATES OF AMERICA		3,639,412

TOTAL COMMON STOCKS
(Cost $5,863,921)		6,850,770

Money Market Funds - 1.1%
Fidelity Cash Central Fund 1.83% (c)
(Cost $68,717)	68,703	68,717
TOTAL INVESTMENT IN SECURITIES - 107.0%
(Cost $5,932,638)		6,919,487
NET OTHER ASSETS (LIABILITIES) - (7.0)%		(452,577)
NET ASSETS - 100%		$6,466,910

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $164,207 or 2.5% of net assets.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$344
Total	$344

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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